Inventories	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

As of June 30, 2011 and December 31, 2010, inventories consisted of the following:

	June 30, 2011	December 31, 2010
Raw materials and purchased components	$167,437	$158,163
Work in process	73,639	56,345
Finished goods	620,132	475,641
Health care supplies	115,685	118,948
Inventories	$976,893	$809,097

The Company has a contingent liability of up to $70,771, subject to renegotiation of certain supply contracts.